CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended								5 Months Ended	6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 15, 2023	Sep. 30, 2023	Jul. 23, 2023	Mar. 31, 2023	Oct. 09, 2022	Sep. 30, 2022	Jul. 17, 2022	Mar. 31, 2022	Oct. 15, 2023	Oct. 09, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Apr. 30, 2023	Dec. 31, 2022	Apr. 24, 2022	Apr. 25, 2021
Cash flows from operating activities:
Net (loss) income	$ (7,283,000)		$ (3,046,000)		$ (3,390,000)		$ 5,035,000		$ (10,329,000)	$ 1,645,000				$ (7,525,000)		$ (9,917,000)	$ (29,998,000)
Changes in operating assets and liabilities:
Net cash (used in) operating activities									(15,924,000)	(997,000)				(12,040,000)		(5,586,000)	(8,185,000)
Cash flows from investing activities:
Net cash provided by (used in) investing activities									(9,793,000)	(3,539,000)				(12,987,000)		(1,898,000)	(644,000)
Cash flows from financing activities:
Proceeds from sale of private placement warrants														3,758,000		56,000	0
Net cash provided by (used in) financing activities									25,272,000	(893,000)				24,556,000		11,063,000	5,791,000
Net change in cash and cash equivalents									(445,000)	(5,429,000)				(471,000)		3,579,000	(3,038,000)
Cash and cash equivalents, beginning of period			$ 8,436,000				$ 8,907,000		8,436,000	8,907,000				8,907,000		5,328,000	8,366,000
Cash and cash equivalents, end of period	$ 7,991,000				$ 3,478,000				$ 7,991,000	$ 3,478,000				$ 8,436,000		$ 8,907,000	$ 5,328,000
BANYAN ACQUISITION CORPORATION
Cash flows from operating activities:
Net (loss) income		$ (108,738)		$ 1,319,136		$ 2,281,306		$ 9,442,637			$ (5,371,869)	$ 13,174,118	$ (22,252)		$ 15,763,981
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income on treasury securities held in Trust Account		(514,356)				(1,251,524)					(4,405,609)	(1,709,000)			(3,939,359)
Unrealized loss (gain) on short-term investments held in Trust Account		(44,693)				(47,960)					62,494	(9,732)			(57,498)
Change in fair value of warrant liability		(922,888)				(1,454,500)					3,753,738	(13,214,963)			(14,304,338)
Warrant issuance expense												500,307			500,307
Changes in operating assets and liabilities:
Prepaid expenses											163,700	(350,032)			(268,921)
Accrued expenses											3,550,710	307,984	4,703		(4,703)
Income tax payable											(679,972)				783,546
Accounts payable											163,823	129,595	8,187		244,891
Accrued offering costs												(364,557)	364,557		(364,556)
Accrued franchise tax											(163,901)	149,589	8,187		185,303
Net cash (used in) operating activities											(2,926,886)	(1,386,691)	355,195		(1,461,347)
Cash flows from investing activities:
Investment of cash in Trust Account												(246,330,000)			(246,330,000)
Proceeds from sale of investments											210,031,815
Withdrawal from Trust Account for taxes											2,214,547
Net cash provided by (used in) investing activities											212,246,362	(246,330,000)			(246,330,000)
Cash flows from financing activities:
Proceeds from issuance of Units in IPO, net of underwriting fee												236,670,000			236,670,000
Proceeds from sale of private placement warrants												11,910,000			11,910,000
Payment of Class A common stock redemptions											(210,031,815)
Payment of promissory note - related party													289,425		(289,425)
Payment of promissory note - related party												(289,425)
Proceeds from promissory note - related party											506,000
Deferred offering costs												(42,391)	(615,563)		(42,392)
Proceeds from issuance of Class B common stock to Sponsor													25,000
Net cash provided by (used in) financing activities											(209,525,815)	248,248,184	(301,138)		248,248,183
Net change in cash and cash equivalents													54,057		456,836
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect											(206,339)	531,493
Cash and cash equivalents, beginning of period				$ 510,893				$ 54,057			510,893	54,057	0		54,057
Cash and cash equivalents, end of period		$ 304,554				$ 585,550					304,554	585,550	54,057		510,893
Non-Cash Investing and Financing Activities:
Initial fair value of Class A common stock subject to possible redemption												219,353,777			219,353,777
Remeasurement of Class A common stock subject to possible redemption											2,128,568	28,694,955			30,973,080
Deferred underwriter fee payable												9,660,000			9,660,000
Initial measurement of warrant liability												$ 14,904,213			$ 14,904,213
Reduction of Deferred Underwriter's Fee Payable											(6,037,500)
Excise tax liability											$ 2,100,318
Deferred offering costs included in accrued offering costs													364,557
Prepaid expenses paid by Sponsor in exchange for issuance of Class B common stock													$ 25,000